UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21786

Voya Global Advantage and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Advantage and Premium Opportunity Fund

The schedules are not audited.

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.3%
		Australia: 3.6%
686,969		Fortescue Metals Group Ltd.	$2,939,527	1.4
557,163		Harvey Norman Holdings Ltd.	1,953,835	0.9
22,394		Rio Tinto Ltd.	947,089	0.5
516,946		Scentre Group	1,616,811	0.8
			7,457,262	3.6

		Austria: 2.0%
32,561		Lenzing AG	4,184,996	2.0

		Canada: 3.5%
5,787		Canadian Imperial Bank of Commerce	456,567	0.2
56,498		National Bank Of Canada	2,116,414	1.0
97,270		Toronto-Dominion Bank	4,603,182	2.3
			7,176,163	3.5

		China: 0.7%
48,472	@	Yum China Holdings, Inc.	1,363,032	0.7

		Denmark: 0.5%
33,287		Danske Bank A/S	968,874	0.5

		Finland: 1.1%
16,730		Neste Oyj	687,286	0.3
66,468		UPM-Kymmene OYJ	1,519,197	0.8
			2,206,483	1.1

		France: 2.7%
5,225		Cie Generale des Etablissements Michelin	557,858	0.3
89,328		Total S.A.	4,258,962	2.1
10,946		Vinci S.A.	708,915	0.3
			5,525,735	2.7

		Germany: 4.4%
132,011		Deutsche Post AG	4,119,435	2.0
10,271		Muenchener Rueckversicherungs-Gesellschaft AG	1,871,212	0.9
27,875		Siemens AG	3,142,176	1.5
			9,132,823	4.4

		Hong Kong: 3.3%
381,551		CLP Holdings Ltd.	3,722,287	1.8
343,000		Wharf Holdings Ltd.	2,538,648	1.2
159,000		Yue Yuen Industrial Holdings	571,382	0.3
			6,832,317	3.3

		Italy: 0.2%
111,280		Enel S.p.A.	449,311	0.2

		Japan: 6.9%
109,000		Asahi Glass Co., Ltd.	715,806	0.3
32,700		Astellas Pharma, Inc.	455,942	0.2
8,200		East Japan Railway Co.	707,288	0.3
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
128,700		Hitachi Chemical Co., Ltd.	$2,873,954	1.4
89,200		Itochu Corp.	1,232,144	0.6
77,000		Kajima Corp.	543,428	0.3
174,500		Mitsubishi Tanabe Pharma Corp.	3,308,665	1.6
89,800		Nippon Telegraph & Telephone Corp.	3,604,675	1.8
8,600		Tokyo Electron Ltd.	797,898	0.4
			14,239,800	6.9

		Netherlands: 1.4%
77,269	@	ASR Nederland NV	1,614,782	0.8
39,484		ING Groep NV	536,481	0.3
35,636		Koninklijke Ahold Delhaize NV	701,777	0.3
			2,853,040	1.4

		Portugal: 0.4%
267,110		EDP - Energias de Portugal SA	771,680	0.4

		Singapore: 1.6%
223,700		United Overseas Bank Ltd.	3,172,961	1.6

		Switzerland: 4.4%
24,097		Actelion Ltd. - Reg	4,654,743	2.3
7,172	@	Partners Group	3,485,498	1.7
9,577		Swiss Re Ltd.	880,919	0.4
			9,021,160	4.4

		United Kingdom: 5.6%
73,749		British American Tobacco PLC	4,037,051	2.0
14,675		Diageo PLC	366,917	0.2
93,255		Imperial Brands PLC	3,999,039	1.9
239,864		National Grid PLC	2,726,021	1.3
12,170		Rio Tinto PLC	459,187	0.2
			11,588,215	5.6

		United States: 54.0%
60,416		Aflac, Inc.	4,312,494	2.1
20,764		AGNC Investment Corp.	387,456	0.2
6,545	@	Alphabet, Inc. - Class A	5,078,135	2.5
2,013	@	Alphabet, Inc. - Class C	1,525,934	0.7
20,301		Altria Group, Inc.	1,297,843	0.6
23,697		American Electric Power Co., Inc.	1,399,308	0.7
3,193		Amgen, Inc.	460,015	0.2
298,013		Annaly Capital Management, Inc.	3,045,693	1.5
22,017		Apollo Global Management LLC	424,047	0.2
14,101		Apple, Inc.	1,558,443	0.8
132,780		AT&T, Inc.	5,129,291	2.5
55,301		Bank of America Corp.	1,167,957	0.6
64,375		Best Buy Co., Inc.	2,941,937	1.4
39,299		CA, Inc.	1,255,996	0.6
41,495		Cisco Systems, Inc.	1,237,381	0.6
25,002		Citigroup, Inc.	1,409,863	0.7
12,771		Colgate-Palmolive Co.	833,052	0.4
51,405		Corning, Inc.	1,235,262	0.6

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2016 (Unaudited)(Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
15,399		Darden Restaurants, Inc.	$1,128,747	0.5
16,958		Delta Air Lines, Inc.	817,036	0.4
11,178		Deluxe Corp.	756,751	0.4
65,828		Discover Financial Services	4,461,164	2.2
13,944		Dr Pepper Snapple Group, Inc.	1,209,503	0.6
149,700		Duke Realty Corp.	3,806,871	1.9
10,248		Eli Lilly & Co.	687,846	0.3
59,535		Foot Locker, Inc.	4,266,873	2.1
8,469		Garmin Ltd.	441,743	0.2
49,873		Gilead Sciences, Inc.	3,675,640	1.8
3,470		Illinois Tool Works, Inc.	434,375	0.2
123,480		Intel Corp.	4,284,756	2.1
646	@	Intuitive Surgical, Inc.	415,856	0.2
4,119		Lam Research Corp.	436,696	0.2
38,410		Las Vegas Sands Corp.	2,407,155	1.2
4,864		Lear Corp.	629,937	0.3
77,248		Merck & Co., Inc.	4,726,805	2.3
24,877	@	Michael Kors Holdings Ltd.	1,156,532	0.6
77,510		Microsoft Corp.	4,670,753	2.3
14,792		Morgan Stanley	611,797	0.3
16,051		Omnicom Group, Inc.	1,395,474	0.7
32,870		Philip Morris International, Inc.	2,901,764	1.4
20,130		Public Service Enterprise Group, Inc.	831,570	0.4
13,098		Qualcomm, Inc.	892,367	0.4
20,085		Scripps Networks Interactive - Class A	1,391,087	0.7
46,201	@	Spirit Aerosystems Holdings, Inc.	2,691,208	1.3
3,356		Stanley Black & Decker, Inc.	398,122	0.2
21,901		Sysco Corp.	1,166,228	0.6
6,164		T. Rowe Price Group, Inc.	456,506	0.2
7,907		Tesoro Corp.	643,234	0.3
7,238		Texas Instruments, Inc.	535,105	0.3
5,217		Time Warner, Inc.	479,025	0.2
18,840		Torchmark Corp.	1,320,496	0.6
8,282		Union Pacific Corp.	839,215	0.4
23,035	@	United Rentals, Inc.	2,329,069	1.1
25,080		UnitedHealth Group, Inc.	3,970,666	1.9
11,296		Unum Group	477,482	0.2
18,444		US Bancorp	915,191	0.4
65,141		Valero Energy Corp.	4,010,080	2.0
59,340		Visa, Inc. - Class A	4,588,169	2.2
48,472		Yum! Brands, Inc.	3,072,640	1.5
			111,031,641	54.0

	Total Common Stock
	(Cost $182,551,219)		197,975,493	96.3

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.6%
	Mutual Funds: 3.6%
7,404,375	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.310%
	(Cost $7,404,375)	$7,404,375	3.6

	Total Short-Term Investments
	(Cost $7,404,375)	7,404,375	3.6

	Total Investments in Securities (Cost $189,955,594)	$205,379,868	99.9
	Assets in Excess of Other Liabilities	146,659	0.1
	Net Assets	$205,526,527	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $189,956,482.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$20,682,912
Gross Unrealized Depreciation	(5,259,526)

Net Unrealized Appreciation	$15,423,386

Sector Diversification	Percentage of Net Assets
Financials	18.9%
Information Technology	13.7
Consumer Discretionary	11.6
Health Care	10.8
Industrials	9.3
Consumer Staples	8.0
Materials	6.3
Utilities	4.8
Energy	4.7
Telecommunication Services	4.3
Real Estate	3.9
Short-Term Investments	3.6
Assets in Excess of Other Liabilities	0.1
Net Assets	100.0%

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2016 (Unaudited)(Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2016 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2016
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$7,457,262	$–	$7,457,262
Austria	–	4,184,996	–	4,184,996
Canada	7,176,163	–	–	7,176,163
China	1,363,032	–	–	1,363,032
Denmark	–	968,874	–	968,874
Finland	–	2,206,483	–	2,206,483
France	–	5,525,735	–	5,525,735
Germany	–	9,132,823	–	9,132,823
Hong Kong	–	6,832,317	–	6,832,317
Italy	–	449,311	–	449,311
Japan	–	14,239,800	–	14,239,800
Netherlands	–	2,853,040	–	2,853,040
Portugal	–	771,680	–	771,680
Singapore	–	3,172,961	–	3,172,961
Switzerland	–	9,021,160	–	9,021,160
United Kingdom	–	11,588,215	–	11,588,215
United States	111,031,641	–	–	111,031,641
Total Common Stock	119,570,836	78,404,657	–	197,975,493
Short-Term Investments	7,404,375	–	–	7,404,375
Total Investments, at fair value	$126,975,211	$78,404,657	$–	$205,379,868
Other Financial Instruments+
Forward Foreign Currency Contracts	–	299,923	–	299,923
Futures	36,362	–	–	36,362
Total Assets	$127,011,573	$78,704,580	$–	$205,716,153
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(168,179)	$–	$(168,179)
Futures	(15,354)	–	–	(15,354)
Written Options	–	(2,404,094)	–	(2,404,094)
Total Liabilities	$(15,354)	$(2,572,273)	$–	$(2,587,627)

(1)	For the period ended November 30, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At November 30, 2016, securities valued at $2,451,048 were transferred from Level 1 to Level 2 within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2016 (Unaudited)(Continued)

At November 30, 2016, the following forward foreign currency contracts were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Societe Generale	British Pound	102,293	Buy	12/30/16	$127,683	$128,119	$436
							$436

Barclays Bank PLC	Japanese Yen	3,132,828	Sell	12/30/16	$27,739	$27,436	$303
BNP Paribas S.A.	Japanese Yen	1,548,166,920	Sell	12/30/16	13,765,154	13,558,256	206,898
BNP Paribas S.A.	Canadian Dollar	9,690,284	Sell	12/30/16	7,222,942	7,216,247	6,695
BNP Paribas S.A.	Swiss Franc	8,921,845	Sell	12/30/16	8,796,070	8,795,810	260
The Royal Bank of Scotland PLC	British Pound	9,543,603	Sell	12/30/16	11,848,259	11,953,142	(104,883)
Societe Generale	Hong Kong Sar Dollar	51,831,162	Sell	12/30/16	6,684,069	6,683,478	591
Societe Generale	EU Euro	23,723,454	Sell	12/30/16	25,123,107	25,186,403	(63,296)
Societe Generale	Australian Dollar	10,521,156	Sell	12/30/16	7,848,190	7,763,450	84,740
							$131,308

At November 30, 2016, the following futures contracts were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	95	12/16/16	$3,071,921	$(13,228)
FTSE 100 Index	50	12/16/16	4,242,521	18,980
Nikkei 225 Index	17	12/08/16	1,365,216	17,382
S&P 500 E-Mini	9	12/16/16	989,460	(2,126)
			$9,669,118	$21,008

At November 30, 2016, the following over-the-counter written options were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Number of Contracts/Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
1,000	BNP Paribas S.A.	Call on EURO STOXX 50® Index	3,113.024	EUR	12/02/16	$49,876	$(2,356)
1,000	Morgan Stanley & Co. International PLC	Call on EURO STOXX 50® Index	3,072.850	EUR	01/06/17	57,586	(64,064)
1,000	Societe Generale	Call on EURO STOXX 50® Index	3,013.880	EUR	12/16/16	66,015	(81,834)
600	BNP Paribas S.A.	Call on FTSE 100 Index	6,778.214	GBP	12/16/16	81,848	(69,657)
600	Citibank N.A.	Call on FTSE 100 Index	7,080.640	GBP	12/02/16	57,524	–
700	Morgan Stanley & Co. International PLC	Call on FTSE 100 Index	6,844.145	GBP	01/06/17	69,396	(80,583)
24,900	BNP Paribas S.A.	Call on Nikkei 225 Index	17,185.378	JPY	12/16/16	76,977	(251,910)
25,200	Citibank N.A.	Call on Nikkei 225 Index	17,447.850	JPY	12/02/16	61,333	(189,928)
25,900	Morgan Stanley & Co. International PLC	Call on Nikkei 225 Index	18,265.450	JPY	01/06/17	70,795	(93,520)
9,700	Barclays Bank PLC	Call on S&P 500 Index	2,115.360	USD	12/16/16	275,402	(856,453)
9,600	Barclays Bank PLC	Call on S&P 500 Index	2,151.765	USD	12/02/16	218,409	(458,398)
9,500	Citibank N.A.	Call on S&P 500 Index	2,206.600	USD	01/06/17	230,375	(255,391)
			Total Written OTC Options			$1,315,536	$(2,404,094)

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2016 (Unaudited)(Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2016 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$299,923
Equity contracts	Futures contracts	36,362
Total Asset Derivatives		$336,285

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$168,179
Equity contracts	Futures contracts	15,354
Equity contracts	Written options	2,404,094
Total Liability Derivatives		$2,587,627

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2016:

	Barclays Bank PLC	BNP Paribas S.A.	Citibank N.A.	Morgan Stanley & Co. International PLC	Societe Generale	The Royal Bank of Scotland PLC	Totals
Assets:
Forward foreign currency contracts	$303	$213,853	$-	$-	$85,767	$-	$299,923
Total Assets	$303	$213,853	$-	$-	$85,767	$-	$299,923

Liabilities:
Forward foreign currency contracts	$-	$-	$-	$-	$63,296	$104,883	$168,179
Written options	1,314,851	323,923	445,319	238,167	81,834	-	2,404,094
Total Liabilities	$1,314,851	$323,923	$445,319	$238,167	$145,130	$104,883	$2,572,273

Net OTC derivative instruments by counterparty, at fair value	$(1,314,548)	$(110,070)	$(445,319)	$(238,167)	$(59,363)	$(104,883)	(2,272,350)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$110,070	$-	$150,000	$-	$-	$260,070

Net Exposure(1)(2)	$(1,314,548)	$-	$(445,319)	$(88,167)	$(59,363)	$(104,883)	$(2,012,280)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

(2)	At November 30, 2016, the Fund had pledged $310,000 in cash collateral to BNP Paribas S.A. In addition, the Fund had received $880,000 in cash collateral from Societe Generale. Excess cash collateral is not shown for financial reporting purposes.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Global Advantage and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 20, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 20, 2017